Disclosure of deferred taxes (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Statements Line Items
Non-capital loss carry-forwards	$ 137,251	$ 372,616
Deferred income tax assets	137,251	372,616
Deferred income tax liability	(137,251)	(372,616)
Net deferred tax asset (liability)	0	0
Deficiency (excess) of carrying value over tax value of property, plant and equipment [Member]
Statements Line Items
Net deferred tax asset (liability)	(112,422)	(154,043)
Excess of carrying value over tax value of intangible assets [Member]
Statements Line Items
Net deferred tax asset (liability)	$ (24,829)	$ (218,573)